Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions (Textual) [Abstract]
IT service payments to NMIC and NSC	$ 283,000,000	$ 241,000,000	$ 250,000,000
Total account values of group annuity and life insurance contracts	3,200,000,000	3,000,000,000
Revenue from group annuity and life insurance contracts	140,000,000	148,000,000	139,000,000
Total interest credited to the account balances	113,000,000	122,000,000	115,000,000
Company made lease payments to NMIC	15,000,000	14,000,000	20,000,000
Revenues ceded to NMIC	161,000,000	203,000,000	209,000,000
Benefits, claims and expenses	255,000,000	(212,000,000)	(241,000,000)
Customer allocations to NFG funds	45,000,000,000	39,700,000,000
NFG paid to NLIC	144,000,000	129,000,000	103,000,000
Amounts on deposit with NCMC	854,000,000	994,000,000
Total commissions and fees paid	54,000,000	64,000,000	61,000,000
Commercial mortgage loans sold to NMIC	0	41,000,000
Net realized loss on sale of commercial mortgage loans to NMIC	0	5,000,000
Notes receivable outstanding	$ 126,000,000	$ 148,000,000